SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of expected useful lives of property and equipment

Buildings	20 years
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Machinery	5-10 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years

Schedule of useful life intangible assets

Technical know-how	10 years
Computer software	1-10 years

Schedule of disaggregation of revenue

	Years Ended December 31,
	2017	2018	2019
	(In Thousands of U.S. Dollars)
MSS:
Revenue recognized at a point in time	2,705,985	2,095,743	2,238,310
Revenue recognized over time	6,938	73,175	242,828

Energy:
Revenue recognized at a point in time	633,195	1,542,906	668,476
Revenue recognized over time	44,275	32,688	50,969
	3,390,393	3,744,512	3,200,583

Schedule of contract assets and contract liabilities

	At December 31, 2018	At December31, 2019	Fluctuation
	(In Thousands of U.S. Dollars)
Contract Assets
Accounts receivables, unbilled	38	15,256	15,218

Contract Liabilities
Advances from customers	39,024	134,806	95,782
Other current liabilities	51,381	20,917	(30,464)
	90,405	155,723	65,318

Summary of the Company's other operating income, net

	Years Ended December 31,
	2017	2018	2019
	$	$	$
Net gain on disposal of solar power system	(27,803)	(36,098)	(1,666)
Net loss on disposal of property, plant and equipment	1,960	2,565	1,227
Government grants	(6,473)	(11,013)	(10,097)
Business interruption insurance compensation	(15,238)	—	—
	(47,554)	(44,546)	(10,536)